Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 9,155	$ 11,866
Short-term and restricted bank deposits	34,006	29,842
Trade receivables	4,800	3,700
Inventories	2,692	2,846
Other receivables	1,510	1,441
Total current assets	52,163	49,695
LONG-TERM ASSETS:
Other receivables	0	233
Long-term restricted bank deposits	439	440
Property, plant and equipment	14,132	9,228
Right-of-use assets	6,663	6,698
Intangible assets	99	165
Total non-current assets	21,333	16,764
Total assets	73,496	66,459
Current liabilities [abstract]
Current maturities of long-term liabilities	612	1,410
Warrants	17,092	7,296	[1]
Trade payables and accrued expenses	5,281	5,528
Other payables	3,556	3,891
Total current liabilities	26,541	18,125
Non-current liabilities [abstract]
Grants received in advance	736	0
Liabilities in respect of IIA grants	8,149	7,677
Liabilities in respect of TEVA	0	2,256
Lease liabilities	6,513	6,350
Severance pay liability, net	404	456
Total non-current liabilities	15,802	16,739
Total liabilities	42,343	34,864
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 0.07 par value:Authorized 20,000,000 shares as of December 31, 2024 and 20,000,000 shares as of December 31, 2023; Issued and Outstanding 10,793,057 shares as of December 31, 2024 and 9,221,764 shares as of December 31, 2023	215	184
Share premium	235,995	206,251
Foreign currency translation reserve	(11)	(18)
Accumulated deficit	(205,046)	(174,822)
Total equity	31,153	31,595
Total liabilities and equity	$ 73,496	$ 66,459

[1]	restated, see also note 3n with respect to the implementation of the amendments of IAS 1